Additional Consolidated Balance Sheets Information (Tables)	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Schedule of Accrued Liabilities	Additional information related to our Consolidated Balance Sheet is as follows:

March 31,	2020	2019
Accrued payroll and other related liabilities:
Compensation and related items	$42,205	$37,251
Accrued vacation/paid time off	9,917	10,191
Accrued bonuses	53,041	40,194
Accrued employee commissions	19,298	17,854
Other post-retirement benefits obligations-current portion	1,488	1,633
Other employee benefit plans' obligations-current portion	2,312	1,935
Total accrued payroll and other related liabilities	$128,261	$109,058
Accrued expenses and other:
Deferred revenues	$53,299	$55,333
Service liabilities	47,505	42,101
Self-insured and related risk reserves-current portion	7,342	6,537
Accrued dealer commissions	15,827	15,283
Accrued warranty	7,381	7,194
Asset retirement obligation-current portion	2,671	2,656
Other	58,158	58,661
Total accrued expenses and other	$192,183	$187,765
Other liabilities:
Self-insured risk reserves-long-term portion	$17,452	$14,445
Other post-retirement benefits obligations-long-term portion	9,880	10,918
Defined benefit pension plans obligations-long-term portion	10,987	16,168
Other employee benefit plans obligations-long-term portion	2,333	4,711
Accrued long-term income taxes	11,959	13,515
Asset retirement obligation-long-term portion	9,843	9,730
Contingent consideration obligations- long term portion	15,358	5,950
Other	12,534	12,375
Total other liabilities	$90,346	$87,812